Discontinued Operation (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Revenues	$ 486,244	$ 315,194	$ 821,977
Cost of revenues		392,671	77,000
Gross profit	85,732	(77,477)	77,477
Operating expenses	(11,844,769)	(562,559)	(59,068)
Other income (expenses), net	60,499	120,394	(1,332)
Loss before income tax	(11,698,538)	(519,642)	684,577
Income tax expense
Loss from discontinued operation	(6,626,470)	(519,642)	684,577
Gain from disposal, net of tax	$ 5,072,068